Morgan Stanley S&P 500 Select Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002


Dear Shareholder:
For many investors, the 12-month period ended February 28, 2002, was a very difficult time to be in the market. The U.S. equity markets continued deeper into negative territory as 2001 advanced. By March, the Nasdaq composite index, the Dow Jones Industrial Average and the Standard & Poor's 500 Index (S&P 500) had all crossed the threshold into bear-market territory. Poor performance was heavily concentrated in technology stocks, resulting from companies trimming their spending on information technology. Early in the year, the turmoil spread to old-economy stalwarts as well, leaving very few places in the market to hide. But in the second and third quarters, growth began to outpace value for the first time since early 2000. Then the terrorist attacks of September 11 significantly damaged market returns, dragging down most sectors in a relatively uniform fashion.

Despite fears to the contrary, market psychology actually improved during the fourth quarter as news on the progress of the war in Afghanistan remained positive. By late December, this growing optimism was confirmed by surprisingly high consumer confidence numbers. Other economic data such as new-home sales and similar leading economic indicators also suggested that the U.S. economy had maintained its underlying strength. As a result, the market reacted positively in the last quarter of 2001 and valuations on many stocks once again became extended.

This January and February the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and a growing awareness that a number of Fortune 500 companies such as Enron had allowed serious lapses to occur in corporate governance.

While all the major stock indexes lost value this reporting period, it was the technology-heavy Nasdaq composite index that suffered the most, declining more than 19 percent for the fiscal year ended February 28, 2002.

Performance and Portfolio Strategy
For the 12-month period ended February 28, 2002, Morgan Stanley S&P 500 Select Fund's Class A, B, C and D shares posted total returns of -11.80 percent, -12.52 percent, -12.50 percent and -11.57 percent, respectively. For the same period, the S&P 500 returned -9.51 percent. Performance of the Fund's four classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to deliver investment performance before expenses that is higher than the total return of the S&P 500, by investing in the common stocks of selected companies included in the index. The Fund's management seeks to select or overweight favorable companies based upon Wall Street research recommendations of investment banking firms, including Morgan Stanley, as well as carrying out its own investment analysis. Based on these criteria, the Fund ended the period slightly overweighted in consumer discretionary issues and slightly underweighted in consumer staples.

Morgan Stanley S&P 500 Select Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002 continued


The slowdown of the economy continued to impact the routine nature of many businesses, including those held in the Fund's portfolio. Analysts continued to be surprised by many company preannoucements. At times, the Fund's performance was negatively affected because of its higher weightings in more favorably rated companies, which unexpectedly announced slowdowns in their businesses.

Looking Ahead
On January 24, 2002, the Board of Trustees of the Fund voted to recommend to shareholders a reorganization plan whereby the Fund would be merged into Morgan Stanley S&P 500 Index Fund. If the plan is approved, the Fund's assets would be combined with the assets of Morgan Stanley S&P 500 Index Fund. Shareholders of the Fund would become shareholders of Morgan Stanley S&P 500 Index Fund, receiving shares of that fund equal to the value of their holdings in the Fund. Each shareholder of the Fund would receive the same class of shares of Morgan Stanley S&P 500 Index Fund currently held by that shareholder in Morgan Stanley S&P 500 Select Fund. The reorganization is subject to the approval of Fund's shareholders at a special meeting scheduled to be held in June.

A proxy statement formally detailing this proposal, including the reasons for the Trustees' action and information concerning Morgan Stanley S&P 500 Index Fund, was distributed to shareholders of the Fund.

We appreciate your ongoing support of Morgan Stanley S&P 500 Select Fund and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President

Morgan Stanley S&P 500 Select Fund
FUND PERFORMANCE o FEBRUARY 28, 2002

[GRAPHIC OMITTED]

                           GROWTH OF $10,000 CLASS B

GROWTH OF $10,000 ($ in Thousands)
-- CLASS A
-- CLASS B
-- CLASS C
-- CLASS D
-- S&P 500(4)
                     Class A     Class B     Class C      Class D      S&P 500
September 28, 1998    9,475      10,000      10,000       10,000       10,000
September 30, 1998    9,191       9,700       9,700        9,700        9,704
November 30, 1998    10,508      11,080      11,080       11,100       11,129
February 28, 1999    11,211      11,796      11,794       11,838       11,881
May 31, 1999         11,743      12,327      12,325       12,410       12,532
August 31, 1999      11,957      12,522      12,530       12,646       12,751
November 30, 1999    12,615      13,195      13,204       13,351       13,455
February 29, 2000    12,500      13,055      13,053       13,240       13,097
May 31, 2000         13,025      13,568      13,566       13,794       13,845
August 31, 2000      13,884      14,443      14,440       14,722       14,831
November 30, 2000    11,861      12,310      12,309       12,585       12,885
February 28, 2001    11,078      11,486      11,504       11,759       12,186
May 31, 2001         11,164      11,546      11,564       11,860       12,383
August 31, 2001      10,009      10,329      10,348       10,641       11,214
November 30, 2001    10,039      10,339      10,358       10,671       11,312
February 28, 2002     9,771(3)    9,848(3)   10,066(3)    10,399(3)    11,028


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                     CLASS A SHARES*
----------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
1 Year                        (11.80)%(1)    (16.43)%(2)
Since Inception (9/28/98)       0.90 %(1)     (0.67)%(2)

                     CLASS B SHARES**
----------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
1 Year                        (12.52)%(1)    (16.90)%(2)
Since Inception (9/28/98)       0.14 %(1)     (0.45)%(2)

                     CLASS C SHARES+
----------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
1 Year                        (12.50)%(1)    (13.38)%(2)
Since Inception (9/28/98)       0.19 %(1)      0.19%(2)

                     Class D Shares++
----------------------------------------------------------
Period Ended 2/28/02
---------------------------
1 Year                        (11.57)%(1)
Since Inception (9/28/98)       1.15 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on February 28, 2002.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002


NUMBER OF
  SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Common Stocks (96.5%)
                       Advertising/Marketing Services (0.3%)
 3,588                 Interpublic Group of Companies,
                         Inc.                                $   97,594
 1,778                 Omnicom Group, Inc. ...............      166,314
                                                             ----------
                                                                263,908
                                                             ----------
                       Aerospace & Defense (1.1%)
 7,318                 Boeing Co. ........................      336,335
 1,972                 General Dynamics Corp. ............      179,215
 3,962                 Lockheed Martin Corp. .............      223,496
   838                 Northrop Grumman Corp. ............       89,700
 3,250                 Raytheon Co. ......................      125,742
                                                             ----------
                                                                954,488
                                                             ----------
                       Agricultural Commodities/Milling (0.1%)
 8,402                 Archer-Daniels-Midland Co. ........      116,368
                                                             ----------
                       Airlines (0.5%)
 2,625                 AMR Corp.* ........................       68,512
 2,259                 Delta Air Lines, Inc. .............       77,935
13,049                 Southwest Airlines Co. ............      275,464
                                                             ----------
                                                                421,911
                                                             ----------
                       Alternative Power Generation (0.0%)
 2,745                 Calpine Corp.* ....................       20,176
                                                             ----------
                       Aluminum (0.7%)
 4,028                 Alcan Inc. (Canada) ...............      163,295
10,872                 Alcoa, Inc. .......................      408,461
                                                             ----------
                                                                571,756
                                                             ----------
                       Apparel/Footwear (0.3%)
 1,650                 Cintas Corp. ......................       73,078
 1,128                 Liz Claiborne, Inc. ...............       34,190
 1,588                 Nike, Inc. (Class B) ..............       93,470
   624                 Reebok International Ltd.* ........       17,272
 1,045                 VF Corp. ..........................       43,942
                                                             ----------
                                                                261,952
                                                             ----------
                       Apparel/Footwear Retail (0.3%)
 8,251                 Gap, Inc. (The) ...................       98,764
 4,118                 Limited, Inc. (The) ...............       74,165
 2,656                 TJX Companies, Inc. (The) .........      100,848
                                                             ----------
                                                                273,777
                                                             ----------
                       Auto Parts: O.E.M. (0.3%)
 5,372                 Delphi Automotive Systems Corp. ...   $   85,898
   676                 Eaton Corp. .......................       54,580
   848                 Johnson Controls, Inc. ............       75,268
 1,300                 Visteon Corp. .....................       18,434
                                                             ----------
                                                                234,180
                                                             ----------
                       Beverages: Alcoholic (0.5%)
 8,398                 Anheuser-Busch Companies, Inc. ....      427,038
   400                 Brown-Forman Corp. (Class B) ......       27,180
                                                             ----------
                                                                454,218
                                                             ----------
                       Beverages: Non-Alcoholic (1.4%)
23,603                 Coca-Cola Co. (The) ...............    1,118,546
 2,940                 Pepsi Bottling Group, Inc. (The)...       73,059
                                                             ----------
                                                              1,191,605
                                                             ----------
                       Biotechnology (0.8%)
 9,040                 Amgen Inc.* .......................      524,139
 4,650                 Immunex Corp.* ....................      133,641
 1,845                 MedImmune, Inc.* ..................       76,069
                                                             ----------
                                                                733,849
                                                             ----------
                       Broadcasting (0.4%)
 5,572                 Clear Channel
                       Communications, Inc.* .............      259,766
 1,433                 Univision Communications, Inc.
                         (Class A)* ......................       59,097
                                                             ----------
                                                                318,863
                                                             ----------
                       Building Products (0.1%)
 4,392                 Masco Corp. .......................      123,283
                                                             ----------
                       Cable/Satellite TV (0.3%)
 8,661                 Comcast Corp. (Class A Special)* ..      293,348
                                                             ----------
                       Casino/Gaming (0.1%)
 1,272                 Harrah's Entertainment, Inc.*......       51,440
                                                             ----------
                       Chemicals: Major Diversified (0.2%)
   944                 Eastman Chemical Co. ..............       41,536
 2,769                 Rohm & Haas Co. ...................      106,357
                                                             ----------
                                                                147,893
                                                             ----------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued

NUMBER OF
 SHARES                                                         VALUE
------------------------------------------------------------------------
                       Chemicals: Specialty (0.4%)
 2,880                 Air Products & Chemicals, Inc. ....   $   139,680
 1,645                 Engelhard Corp. ...................        47,327
 2,037                 Praxair, Inc. .....................       117,942
   950                 Sigma-Aldrich Corp. ...............        43,310
                                                             -----------
                                                                 348,259
                                                             -----------
                       Commercial Printing/Forms (0.0%)
   717                 Deluxe Corp. ......................        33,986
                                                             -----------
                       Computer Communications (1.1%)
65,777                 Cisco Systems, Inc.* ..............       938,638
                                                             -----------
                       Computer Peripherals (0.4%)
19,777                 EMC Corp.* ........................       215,569
 1,115                 Lexmark International, Inc.* ......        55,427
 2,923                 Network Appliance, Inc.* ..........        46,739
   903                 QLogic Corp.* .....................        33,637
                                                             -----------
                                                                 351,372
                                                             -----------
                       Computer Processing Hardware (3.4%)
15,229                 Compaq Computer Corp. .............       154,422
23,375                 Dell Computer Corp.* ..............       577,129
17,450                 Hewlett-Packard Co. ...............       351,094
15,550                 International Business Machines
                         Corp. ...........................     1,525,766
   940                 NCR Corp.* ........................        39,292
 5,100                 Palm, Inc.* .......................        15,402
29,015                 Sun Microsystems, Inc.* ...........       246,918
                                                             -----------
                                                               2,910,023
                                                             -----------
                       Construction Materials (0.1%)
 1,300                 Vulcan Materials Co. ..............        62,829
                                                             -----------
                       Containers/Packaging (0.2%)
   556                 Ball Corp. ........................        23,513
   787                 Bemis Company, Inc. ...............        44,828
 2,006                 Pactiv Corp.* .....................        38,174
   828                 Sealed Air Corp.* .................        37,243
   734                 Temple-Inland, Inc. ...............        40,876
                                                             -----------
                                                                 184,634
                                                             -----------
                       Contract Drilling (0.2%)
 1,164                 Nabors Industries, Inc.* ..........        41,287
 1,249                 Noble Drilling Corp.* .............        44,002
   873                 Rowan Companies, Inc.* ............   $    16,281
 2,647                 Transocean Sedco Forex Inc.........        74,142
                                                             -----------
                                                                 175,712
                                                             -----------
                       Data Processing Services (1.0%)
 5,600                 Automatic Data Processing, Inc. ...       295,176
 4,492                 Concord EFS, Inc.* ................       134,895
 3,474                 First Data Corp. ..................       283,200
 1,662                 Fiserv, Inc.* .....................        71,034
 3,332                 Paychex, Inc. .....................       123,117
                                                             -----------
                                                                 907,422
                                                             -----------
                       Department Stores (0.5%)
 1,821                 Federated Department Stores, Inc.*.        76,318
 3,174                 Kohl's Corp.* .....................       214,785
 2,900                 May Department Stores Co. .........       106,256
                                                             -----------
                                                                 397,359
                                                             -----------
                       Discount Stores (3.8%)
 1,222                 Big Lots, Inc.* ...................        15,397
 4,350                 Costco Wholesale Corp.* ...........       179,481
 1,642                 Family Dollar Stores, Inc. ........        53,923
 8,657                 Target Corp. ......................       362,728
42,945                 Wal-Mart Stores, Inc. .............     2,663,019
                                                             -----------
                                                               3,274,548
                                                             -----------
                       Drugstore Chains (0.6%)
 3,676                 CVS Corp. .........................       100,428
 9,700                 Walgreen Co. ......................       390,328
                                                             -----------
                                                                 490,756
                                                             -----------
                       Electric Utilities (2.2%)
 4,799                 AES Corp. (The)* ..................        24,763
 1,262                 Allegheny Energy, Inc. ............        43,627
 2,950                 American Electric Power Co., Inc. .       129,357
 1,432                 Cinergy Corp. .....................        45,538
 1,340                 CMS Energy Corp. ..................        29,212
 1,924                 Consolidated Edison, Inc. .........        78,499
 1,469                 Constellation Energy Group, Inc. ..        42,425
 2,228                 Dominion Resources, Inc. ..........       129,848
 1,470                 DTE Energy Co. ....................        60,887

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued

NUMBER OF
  SHARES                                                        VALUE
-------------------------------------------------------------------------
  7,001                Duke Energy Corp. ..................   $   247,135
  1,987                Entergy Corp. ......................        82,023
  2,898                Exelon Corp. .......................       142,813
  2,050                FirstEnergy Corp. ..................        75,030
  1,563                FPL Group, Inc. ....................        83,011
  3,039                Mirant Corp.* ......................        26,379
  3,550                PG&E Corp.* ........................        75,295
    865                Pinnacle West Capital Corp. ........        35,084
  1,290                PPL Corp. ..........................        42,067
  1,849                Public Service Enterprise Group,
                         Inc. .............................        77,972
  2,750                Reliant Energy, Inc. ...............        57,200
  6,195                Southern Co. (The) .................       157,353
  2,299                TXU Corp. ..........................       116,950
  3,078                Xcel Energy, Inc. ..................        72,795
                                                              -----------
                                                                1,875,263
                                                              -----------
                       Electrical Products (0.1%)
  1,908                American Power Conversion Corp.* ...        24,976
    921                Cooper Industries, Inc. ............        32,557
    949                Molex Inc. .........................        28,090
                                                              -----------
                                                                   85,623
                                                              -----------
                       Electronic Components (0.1%)
  1,887                Jabil Circuit, Inc.* ...............        35,193
  2,928                Sanmina-SCI Corp.* .................        29,719
  5,953                Solectron Corp.* ...................        49,231
                                                              -----------
                                                                  114,143
                                                              -----------
                       Electronic Equipment/Instruments (0.3%)
  4,093                Agilent Technologies, Inc.* ........       127,497
  1,039                PerkinElmer, Inc. ..................        23,897
  2,171                Symbol Technologies, Inc. ..........        18,736
    928                Tektronix, Inc.* ...................        22,188
  1,779                Thermo Electron Corp.* .............        36,203
                                                              -----------
                                                                  228,521
                                                              -----------
                       Electronic Production Equipment (0.7%)
  7,305                Applied Materials, Inc.* ...........       317,548
  1,656                KLA-Tencor Corp.* ..................        95,899
    305                Mykrolis Corp.* ....................         3,228
  1,265                Novellus Systems, Inc.* ............        53,876
  2,101                PPG Industries, Inc.* ..............       107,886
  1,542                Teradyne, Inc.* ....................        51,672
                                                              -----------
                                                                  630,109
                                                              -----------
                       Electronics/Appliance Stores (0.2%)
  1,972                Best Buy Co., Inc.* ................   $   132,913
  1,734                RadioShack Corp. ...................        47,581
                                                              -----------
                                                                  180,494
                                                              -----------
                       Electronics/Appliances (0.1%)
    650                Whirlpool Corp. ....................        48,815
                                                              -----------
                       Engineering & Construction (0.0%)
    730                Fluor Corp. ........................        27,674
                                                              -----------
                       Environmental Services (0.2%)
  1,947                Allied Waste Industries, Inc.*......        25,408
  5,699                Waste Management, Inc. .............       149,941
                                                              -----------
                                                                  175,349
                                                              -----------
                       Finance/Rental/Leasing (2.4%)
  2,038                Capital One Financial Corp. ........       100,412
  1,299                Countrywide Credit Industries, Inc..        53,324
  9,996                Fannie Mae .........................       782,187
  6,817                Freddie Mac ........................       434,516
  4,491                Household International, Inc. ......       231,287
  8,350                MBNA Corp. .........................       289,578
  2,782                Providian Financial Corp. ..........        10,822
  1,108                Ryder System, Inc. .................        31,135
  1,551                USA Education Inc. .................       143,855
                                                              -----------
                                                                2,077,116
                                                              -----------
                       Financial Conglomerates (4.2%)
12,960                 American Express Co. ...............       472,392
51,112                 Citigroup, Inc. ....................     2,312,818
19,441                 J.P. Morgan Chase & Co. ............       568,649
 2,967                 John Hancock Financial Services,
                         Inc. .............................       113,962
 3,250                 State Street Corp. .................       164,775
                                                              -----------
                                                                3,632,596
                                                              -----------
                       Financial Publishing/Services (0.2%)
 1,270                 Equifax, Inc. ......................        38,100
 1,834                 McGraw-Hill Companies, Inc. (The)...       120,677
 1,535                 Moody's Corp. ......................        56,795
                                                              -----------
                                                                  215,572
                                                              -----------
                       Food Distributors (0.2%)
 6,357                 SYSCO Corp. ........................       187,976
                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued

NUMBER OF
  SHARES                                                         VALUE
-------------------------------------------------------------------------
                       Food Retail (0.6%)
 3,900                 Albertson's, Inc. ..................   $   118,014
 7,600                 Kroger Co.* ........................       168,340
 4,778                 Safeway Inc.* ......................       205,358
                                                              -----------
                                                                  491,712
                                                              -----------
                       Food: Major Diversified (1.1%)
 2,665                 General Mills, Inc. ................       123,203
16,853                 PepsiCo, Inc. ......................       851,077
                                                              -----------
                                                                  974,280
                                                              -----------
                       Food: Specialty/Candy (0.2%)
 1,102                 Hershey Foods Corp. ................        77,856
 1,694                 Wrigley (Wm.) Jr. Co. ..............        94,932
                                                              -----------
                                                                  172,788
                                                              -----------
                       Forest Products (0.2%)
 2,746                 Weyerhaeuser Co. ...................       169,758
                                                              -----------
                       Gas Distributors (0.3%)
 2,166                 Dynegy, Inc. (Class A) .............        55,385
 1,233                 KeySpan Corp. ......................        39,518
 1,174                 Kinder Morgan, Inc. ................        48,134
   464                 Nicor Inc. .........................        19,418
 1,852                 NiSource Inc. ......................        38,873
   363                 Peoples Energy Corp. ...............        13,485
 1,851                 Sempra Energy ......................        41,314
                                                              -----------
                                                                  256,127
                                                              -----------
                       Home Building (0.1%)
   646                 Centex Corp. .......................        37,752
   477                 KB HOME ............................        20,821
   441                 Pulte Homes, Inc. ..................        22,906
                                                              -----------
                                                                   81,479
                                                              -----------
                       Home Furnishings (0.1%)
 1,841                 Leggett & Platt, Inc. ..............        47,222
   568                 Tupperware Corp. ...................        11,462
                                                              -----------
                                                                   58,684
                                                              -----------
                       Home Improvement Chains (1.7%)
22,434                 Home Depot, Inc. (The) .............     1,121,700
 7,413                 Lowe's Companies, Inc. .............       335,438
                                                              -----------
                                                                1,457,138
                                                              -----------
                       Hospital/Nursing Management (0.4%)
 4,224                 HCA Inc. ...........................   $   172,044
   971                 Manor Care, Inc.* ..................        18,206
 2,793                 Tenet Healthcare Corp.* ............       161,296
                                                              -----------
                                                                  351,546
                                                              -----------
                       Hotels/Resorts/Cruiselines (0.4%)
 5,617                 Carnival Corp. .....................       153,288
 3,516                 Hilton Hotels Corp. ................        45,216
 2,313                 Marriott International, Inc.
                       (Class A) ..........................        91,294
 1,877                 Starwood Hotels & Resorts
                       Worldwide, Inc. ....................        67,572
                                                              -----------
                                                                  357,370
                                                              -----------
                       Household/Personal Care (2.5%)
   342                 Alberto-Culver Co. (Class B) .......        17,808
 2,230                 Avon Products, Inc. ................       115,269
 5,245                 Colgate-Palmolive Co. ..............       293,615
10,050                 Gillette Co. .......................       343,610
 1,174                 International Flavors & Fragrances,
                         Inc. .............................        40,444
 5,001                 Kimberly-Clark Corp. ...............       313,063
12,288                 Procter & Gamble Co. (The) .........     1,041,900
                                                              -----------
                                                                2,165,709
                                                              -----------
                       Industrial Conglomerates (5.5%)
90,764                 General Electric Co.** .............     3,494,414
 7,410                 Honeywell International, Inc. ......       282,469
 1,562                 Ingersoll Rand Co. .................        78,100
   866                 ITT Industries, Inc. ...............        51,094
 1,406                 Textron, Inc. ......................        66,827
17,667                 Tyco International Ltd. (Bermuda) ..       514,110
 4,298                 United Technologies Corp. ..........       313,539
                                                              -----------
                                                                4,800,553
                                                              -----------
                       Industrial Machinery (0.3%)
 2,737                 Illinois Tool Works Inc. ...........       201,334
   599                 McDermott International, Inc.*......         8,578
 1,124                 Parker-Hannifin Corp. ..............        55,998
                                                              -----------
                                                                  265,910
                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued

NUMBER OF
  SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Industrial Specialties (0.2%)
  1,597                Ecolab, Inc. .....................   $    74,788
    450                Millipore Corp. ..................        23,490
  1,463                Sherwin-Williams Co. .............        38,652
                                                            -----------
                                                                136,930
                                                            -----------
                       Information Technology Services (0.4%)
  1,649                Citrix Systems, Inc.* ............        25,015
  4,206                Electronic Data Systems Corp. ....       248,280
  2,670                PeopleSoft, Inc.* ................        77,617
  2,806                Unisys Corp.* ....................        31,147
                                                            -----------
                                                                382,059
                                                            -----------
                       Insurance Brokers/Services (0.4%)
  2,578                AON Corp. ........................        89,276
  2,675                Marsh & McLennan Companies, Inc...       282,346
                                                            -----------
                                                                371,622
                                                            -----------
                       Integrated Oil (5.1%)
    750                Amerada Hess Corp. ...............        51,953
  8,881                ChevronTexaco Corp. ..............       749,912
  3,649                Conoco Inc. ......................       100,931
 57,694                Exxon Mobil Corp. ................     2,382,762
  3,223                Phillips Petroleum Co. ...........       190,512
 17,911                Royal Dutch Petroleum Co. (ADR)
                         (Netherlands) ..................       920,088
                                                            -----------
                                                              4,396,158
                                                            -----------
                       Internet Software/Services (0.1%)
  4,105                Siebel Systems, Inc.* ............       113,955
                                                            -----------
                       Investment Banks/Brokers (0.6%)
  2,323                Lehman Brothers Holdings, Inc. ...       131,250
  8,166                Merrill Lynch & Co., Inc. ........       391,560
                                                            -----------
                                                                522,810
                                                            -----------
                       Investment Managers (0.2%)
  2,555                Franklin Resources, Inc. .........       104,397
  2,200                Stilwell Financial, Inc. .........        50,182
                                                            -----------
                                                                154,579
                                                            -----------
                       Life/Health Insurance (0.5%)
  5,125                AFLAC, Inc. ......................       131,713
  1,500                Jefferson-Pilot Corp. ............        75,855
  1,833                Lincoln National Corp. ...........   $    93,868
  1,250                Torchmark Corp. ..................        50,238
  2,400                UnumProvident Corp. ..............        67,968
                                                            -----------
                                                                419,642
                                                            -----------
                       Major Banks (3.8%)
 15,699                Bank of America Corp. ............     1,003,951
  7,221                Bank of New York Co., Inc. .......       271,798
  4,200                BB&T Corp. .......................       155,442
  1,750                Comerica, Inc. ...................       104,738
 10,601                FleetBoston Financial Corp. ......       353,861
  4,667                Mellon Financial Corp. ...........       168,012
  2,823                PNC Financial Services Group, Inc.       155,096
  3,382                SouthTrust Corp. .................        85,463
  2,850                SunTrust Banks, Inc. .............       178,952
 16,763                Wells Fargo & Co. ................       786,185
                                                            -----------
                                                              3,263,498
                                                            -----------
                       Major Telecommunications (4.2%)
  2,665                ALLTEL Corp. .....................       148,307
 30,499                AT&T Corp. .......................       473,954
 16,151                BellSouth Corp. ..................       626,013
 29,010                SBC Communications, Inc. .........     1,097,738
 23,389                Verizon Communications Inc. ......     1,094,605
 25,494                WorldCom, Inc.- WorldCom Group* ..       191,715
                                                            -----------
                                                              3,632,332
                                                            -----------
                       Managed Health Care (0.4%)
  1,254                CIGNA Corp. ......................       112,484
  2,725                UnitedHealth Group Inc. ..........       197,535
    591                Wellpoint Health Networks, Inc.*.         71,877
                                                            -----------
                                                                381,896
                                                            -----------
                       Media Conglomerates (2.5%)
 40,501                AOL Time Warner Inc.* ............     1,004,425
 19,865                Disney (Walt) Co. (The) ..........       456,895
 15,603                Viacom, Inc. (Class B) ...........       726,320
                                                            -----------
                                                              2,187,640
                                                            -----------
                       Medical Distributors (0.5%)
    900                AmerisourceBergen Corp. ..........        60,930
  4,217                Cardinal Health, Inc. ............       278,702
  2,670                McKesson HBOC, Inc. ..............        94,118
                                                            -----------
                                                                433,750
                                                            -----------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued


NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------
                       Medical Specialties (1.4%)
 1,783                 Applera Corp. - Applied
                       Biosystems Group ....................   $    40,296
 5,085                 Baxter International, Inc. ..........       282,116
 2,250                 Becton, Dickinson & Co. .............        82,553
 2,290                 Biomet, Inc. ........................        69,982
 2,622                 Guidant Corp.* ......................       108,813
10,459                 Medtronic, Inc. .....................       465,844
 1,214                 Pall Corp. ..........................        23,697
   806                 St. Jude Medical, Inc.* .............        63,110
 1,663                 Zimmer Holdings, Inc.* ..............        59,469
                                                               -----------
                                                                 1,195,880
                                                               -----------
                       Miscellaneous Commercial Services (0.1%)
 1,628                 Convergys Corp.* ....................        49,638
 1,166                 Sabre Holdings Corp. (Class A)* .....        51,316
                                                               -----------
                                                                   100,954
                                                               -----------
                       Miscellaneous Manufacturing (0.2%)
   574                 Crane Co. ...........................        14,023
 1,402                 Danaher Corp. .......................        94,256
 1,900                 Dover Corp. .........................        75,183
                                                               -----------
                                                                   183,462
                                                               -----------
                       Motor Vehicles (0.2%)
 2,915                 Harley-Davidson, Inc. ...............       149,423
                                                               -----------
                       Multi-Line Insurance (2.4%)
25,680                 American International Group, Inc. ..     1,899,550
 2,301                 Hartford Financial Services Group,
                         Inc. (The) .........................      154,167
                                                               -----------
                                                                 2,053,717
                                                               -----------
                       Office Equipment/Supplies (0.2%)
 1,091                 Avery Dennison Corp. ................        69,824
 2,209                 Pitney Bowes, Inc. ..................        92,159
                                                               -----------
                                                                   161,983
                                                               -----------
                       Oil & Gas Pipelines (0.3%)
 4,611                 El Paso Corp. .......................       180,198
 4,920                 Williams Companies, Inc. (The)               76,014
                                                               -----------
                                                                   256,212
                                                               -----------
                       Oil & Gas Production (0.6%)
 2,062                 Anardarko Petroleum Corp. ...........   $   107,430
 1,262                 Apache Corp. ........................        66,571
 1,705                 Burlington Resources, Inc. ..........        64,074
 1,193                 Devon Energy Corp. ..................        52,110
 1,085                 EOG Resources, Inc. .................        38,181
   873                 Kerr-McGee Corp. ....................        48,268
 3,150                 Occidental Petroleum Corp. ..........        84,546
 2,007                 Unocal Corp. ........................        72,112
                                                               -----------
                                                                   533,292
                                                               -----------
                       Oil Refining/Marketing (0.1%)
   600                 Ashland, Inc. .......................        26,034
 2,538                 Marathon Oil Corp. ..................        69,795
   788                 Sunoco, Inc. ........................        30,354
                                                               -----------
                                                                   126,183
                                                               -----------
                       Oilfield Services/Equipment (0.5%)
 2,786                 Baker Hughes Inc. ...................        98,374
 3,569                 Halliburton Co. .....................        58,746
 4,775                 Schlumberger Ltd. ...................       277,953
                                                               -----------
                                                                   435,073
                                                               -----------
                       Other Consumer Services (0.3%)
 1,742                 Block (H.&R.), Inc. .................        87,884
 8,224                 Cendant Corp.* ......................       143,180
                                                               -----------
                                                                   231,064
                                                               -----------
                       Other Consumer Specialties (0.1%)
 1,532                 Fortune Brands, Inc. ................        69,706
                                                               -----------
                       Other Metals/Minerals (0.0%)
 2,298                 Inco Ltd. (Canada)* .................        42,812
                                                               -----------
                       Packaged Software (4.7%)
 2,111                 Adobe Systems, Inc. .................        76,798
   552                 Autodesk, Inc. ......................        24,382
 2,207                 BMC Software, Inc.* .................        35,422
 5,200                 Computer Associates
                       International, Inc. .................        84,656
 1,840                 Intuit Inc.* ........................        69,718
   845                 Mercury Interactive Corp.* ..........        28,629
48,422                 Microsoft Corp.* ....................     2,824,939
49,996                 Oracle Corp.* .......................       830,934
 2,316                 Parametric Technology Corp.*.                17,046
 3,586                 VERITAS Software Corp.* .............       127,267
                                                               -----------
                                                                 4,119,791
                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued


NUMBER OF
  SHARES                                                           VALUE
---------------------------------------------------------------------------
                       Personnel Services (0.1%)
 1,758                 Robert Half International, Inc.* .....   $    45,726
   968                 TMP Worldwide, Inc.* .................        27,027
                                                                -----------
                                                                     72,753
                                                                -----------
                       Pharmaceuticals: Generic Drugs (0.0%)
 1,041                 Watson Pharmaceuticals, Inc.*.                30,480
                                                                -----------
                       Pharmaceuticals: Major (10.3%)
13,416                 Abbott Laboratories ..................       758,675
11,394                 American Home Products Corp. .........       724,089
16,732                 Bristol-Myers Squibb Co. .............       786,404
26,294                 Johnson & Johnson ....................     1,601,305
 9,750                 Lilly (Eli) & Co. ....................       738,368
19,802                 Merck & Co., Inc. ....................     1,214,457
54,584                 Pfizer, Inc. .........................     2,235,761
11,209                 Pharmacia Corp. ......................       460,129
12,615                 Schering-Plough Corp. ................       435,091
                                                                -----------
                                                                  8,954,279
                                                                -----------
                       Pharmaceuticals: Other (0.3%)
 1,248                 Allergan, Inc. .......................        80,920
 1,531                 Forest Laboratories, Inc.* ...........       121,745
 1,953                 King Pharmaceuticals, Inc.* ..........        60,660
                                                                -----------
                                                                    263,325
                                                                -----------
                       Precious Metals (0.2%)
 5,030                 Barrick Gold Corp. (Canada) ..........        90,792
 1,150                 Freeport-McMoRan Copper & Gold, Inc.
                         (Class B)* .........................        16,848
 4,200                 Placer Dome Inc. (Canada) ............        48,804
                                                                -----------
                                                                    156,444
                                                                -----------
                       Property - Casualty Insurers (0.8%)
 7,053                 Allstate Corp. (The) .................       246,996
 1,676                 Chubb Corp. (The) ....................       125,935
 1,600                 Cincinnati Financial Corp. ...........        64,336
 2,026                 St. Paul Companies, Inc. .............        99,071
 1,250                 XL Capital Ltd. (Class A) (Bermuda)...       119,075
                                                                -----------
                                                                    655,413
                                                                -----------
                       Publishing: Newspapers (0.5%)
   650                 Dow Jones & Co., Inc. ................        36,277
 2,536                 Gannett Co., Inc. ....................       193,192
   750                 Knight-Ridder, Inc. ..................   $    50,550
 1,471                 New York Times Co. (The) (Class A) ...        64,577
 2,857                 Tribune Co. ..........................       122,337
                                                                -----------
                                                                    466,933
                                                                -----------
                       Pulp & Paper (0.5%)
   750                 Boise Cascade Corp. ..................        26,963
 2,852                 Georgia-Pacific Group ................        73,154
 6,119                 International Paper Co. ..............       267,706
 2,557                 MeadWestvaco Corp. ...................        88,830
                                                                -----------
                                                                    456,653
                                                                -----------
                       Railroads (0.3%)
 3,700                 CSX Corp. ............................       139,638
 6,650                 Norfolk Southern Corp. ...............       158,204
                                                                -----------
                                                                    297,842
                                                                -----------
                       Recreational Products (0.2%)
   952                 Brunswick Corp. ......................        25,694
   750                 International Game Technology* .......        50,640
 4,114                 Mattel, Inc. .........................        77,960
                                                                -----------
                                                                    154,294
                                                                -----------
                       Regional Banks (1.1%)
 5,617                 Fifth Third Bancorp ..................       358,140
 2,144                 Northern Trust Corp. .................       116,033
19,263                 U.S. Bancorp .........................       401,634
 1,350                 Union Planters Corp. .................        62,856
 1,022                 Zions Bancorporation .................        54,013
                                                                -----------
                                                                    992,676
                                                                -----------
                       Restaurants (0.6%)
 1,190                 Darden Restaurants, Inc. .............        50,313
12,171                 McDonald's Corp. .....................       317,663
 1,506                 Tricon Global Restaurants, Inc.* .....        89,050
 1,126                 Wendy's International, Inc. ..........        34,917
                                                                -----------
                                                                    491,943
                                                                -----------
                       Savings Banks (0.5%)
 2,084                 Charter One Financial, Inc. ..........        63,479
 1,541                 Golden West Financial Corp. ..........        98,239
 8,585                 Washington Mutual, Inc. ..............       279,270
                                                                -----------
                                                                    440,988
                                                                -----------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued

NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
                       Semiconductors (3.6%)
 3,235                 Advanced Micro Devices, Inc.*.         $    43,673
 3,424                 Altera Corp.* ......................        65,296
 3,201                 Analog Devices, Inc.* ..............       119,109
 2,686                 Applied Micro Circuits Corp.*.......        20,655
 1,650                 Broadcom Corp. (Class A)* ..........        50,573
60,340                 Intel Corp. ........................     1,722,707
 2,818                 Linear Technology Corp. ............       103,787
 3,308                 LSI Logic Corp.* ...................        49,587
 2,971                 Maxim Integrated Products, Inc.* ...       135,953
 5,327                 Micron Technology, Inc.* ...........       171,263
 1,529                 National Semiconductor Corp.*.              38,454
 1,439                 PMC - Sierra, Inc.* ................        21,024
15,535                 Texas Instruments, Inc. ............       455,952
 1,669                 Vitesse Semiconductor Corp.* .......        11,716
 2,965                 Xilinx, Inc.* ......................       106,503
                                                              -----------
                                                                3,116,252
                                                              -----------
                       Services to the Health Industry (0.1%)
 3,336                 Healthsouth Corp.* .................        39,732
 2,828                 IMS Health Inc. ....................        56,560
                                                              -----------
                                                                   96,292
                                                              -----------
                       Specialty Insurance (0.3%)
 1,125                 Ambac Financial Group, Inc. ........        69,806
 1,430                 MBIA, Inc. .........................        83,584
 1,141                 MGIC Investment Corp. ..............        76,584
                                                              -----------
                                                                  229,974
                                                              -----------
                       Specialty Stores (0.4%)
 1,045                 AutoZone, Inc.* ....................        69,346
 2,770                 Bed Bath & Beyond Inc.* ............        92,518
 2,900                 Office Depot, Inc.* ................        55,129
 4,410                 Staples, Inc.* .....................        86,745
 1,395                 Tiffany & Co. ......................        45,770
 1,950                 Toys 'R' Us, Inc.* .................        34,730
                                                              -----------
                                                                  384,238
                                                              -----------
                       Specialty Telecommunications (0.2%)
 1,272                 CenturyTel, Inc. ...................        42,230
 2,407                 Citizens Communications Co.*........        21,928
14,320                 Qwest Communications
                       International, Inc. ................       124,584
                                                              -----------
                                                                  188,742
                                                              -----------
                       Steel (0.1%)
   955                 Nucor Corp. ........................   $    53,958
 1,118                 United States Steel Corp. ..........        19,811
 1,100                 Worthington Industries, Inc. .......        16,181
                                                              -----------
                                                                   89,950
                                                              -----------
                       Telecommunication Equipment (0.7%)
 7,081                 ADC Telecommunications, Inc.*.              25,492
   801                 Andrew Corp.* ......................        13,465
 2,950                 CIENA Corp.* .......................        22,892
 1,756                 Comverse Technology, Inc.* .........        27,481
19,800                 Motorola, Inc. .....................       257,400
 6,779                 QUALCOMM Inc.* .....................       225,402
 1,376                 Scientific-Atlanta, Inc. ...........        30,781
 3,700                 Tellabs, Inc.* .....................        37,962
                                                              -----------
                                                                  640,875
                                                              -----------
                       Tobacco (1.3%)
20,710                 Philip Morris Companies, Inc........     1,090,589
                                                              -----------
                       Tools/Hardware (0.1%)
   886                 Black & Decker Corp. (The) .........        42,971
   936                 Stanley Works (The) ................        47,202
                                                              -----------
                                                                   90,173
                                                              -----------
                       Trucks/Construction/
                       Farm Machinery (0.4%)
 3,101                 Caterpillar, Inc. ..................       172,137
   404                 Cummins Inc. .......................        16,798
 2,123                 Deere & Co. ........................       101,755
   583                 Navistar International Corp.*.......        24,789
   750                 PACCAR, Inc. .......................        53,948
                                                              -----------
                                                                  369,427
                                                              -----------
                       Wholesale Distributors (0.1%)
   850                 Grainger (W.W.), Inc. ..............        50,380
   176                 Imagistics International Inc.*......         2,763
                                                              -----------
                                                                   53,143
                                                              -----------
                       Wireless Telecommunications (0.4%)
21,838                 AT&T Wireless Services Inc.*........       220,345
 6,382                 Nextel Communications, Inc.
                         (Class A)* ........................        31,846
 8,065                 Sprint Corp. (PCS Group)* ..........        74,601
                                                              -----------
                                                                  326,792
                                                              -----------
                       Total Common Stocks
                       (Cost $75,026,714)..................    83,757,751
                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
-----------------------------------------------------------
            Short-Term Investment (3.3%)
            Repurchase Agreement
$   2,887   Joint repurchase agreement
            account 1.895% due
            03/01/02 (dated
            02/28/02; proceeds
            $2,887,152) (a)
            (Cost $2,887,000).................  $ 2,887,000
                                                -----------

Total Investments
(Cost $77,913,714) (b)........    99.8%          86,644,751
Other Assets In Excess of
Liabilities ..................     0.2              127,873
                                   ---          -----------
Net Assets ...................   100.0%         $86,772,624
                                 =====          ===========

------------
ADR    American Depository Receipt.
 *     Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)    Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,326,045 and the aggregate gross unrealized depreciation is $6,595,008, resulting in net unrealized appreciation of $8,731,037.


Futures Contracts Open at February 28, 2002:
--------------------------------------------


                            DESCRIPTION          UNDERLYING
 NUMBER OF   LONG/        DELIVERY MONTH         FACE AMOUNT    UNREALIZED
 CONTRACTS   SHORT           AND YEAR             AT VALUE     DEPRECIATION
---------------------------------------------------------------------------
     9       Long    S&P 500 Index March 2002    $2,490,525      $(56,081)

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2002

Assets:
Investments in securities, at value
 (cost $77,913,714)................................................    $86,644,751
Receivable for:
  Shares of beneficial interest sold ..............................        172,627
  Dividends .......................................................        125,727
Prepaid expenses and other assets .................................         25,413
                                                                       -----------
  Total Assets ....................................................     86,968,518
                                                                       -----------
Liabilities:
Payable for:
  Distribution fee ................................................         56,702
  Shares of beneficial interest repurchased .......................         42,458
  Investment management fee .......................................         39,660
  Variation margin on futures contracts ...........................         10,125
Accrued expenses and other payables ...............................         46,949
                                                                       -----------
  Total Liabilities ...............................................        195,894
                                                                       -----------
  Net Assets ......................................................    $86,772,624
                                                                       ===========
Composition of Net Assets:
Paid-in-capital ...................................................    $94,200,059
Net unrealized appreciation .......................................      8,674,956
Accumulated net realized loss .....................................    (16,102,391)
                                                                       -----------
  Net Assets ......................................................    $86,772,624
                                                                       ===========
Class A Shares:
Net Assets ........................................................      $3,957,294
Shares Outstanding (unlimited authorized, $.01 par value)..........         386,468
  Net Asset Value Per Share .......................................          $10.24
                                                                             ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................          $10.81
                                                                             ======
Class B Shares:
Net Assets ........................................................     $66,725,866
Shares Outstanding (unlimited authorized, $.01 par value) .........       6,678,260
  Net Asset Value Per Share .......................................           $9.99
                                                                              =====
Class C Shares:
Net Assets ........................................................      $6,067,893
Shares Outstanding (unlimited authorized, $.01 par value)..........         606,405
  Net Asset Value Per Share .......................................          $10.01
                                                                             ======
Class D Shares:
Net Assets ........................................................     $10,021,571
Shares Outstanding (unlimited authorized, $.01 par value) .........         971,312
  Net Asset Value Per Share .......................................          $10.32
                                                                             ======

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended February 28, 2002


Net Investment Loss:
Income
Dividends (net of $5,860 foreign withholding tax).........    $  1,195,948
Interest .................................................          97,195
                                                              ------------
  Total Income ...........................................       1,293,143
                                                              ------------
Expenses
Distribution fee (Class A shares) ........................          12,077
Distribution fee (Class B shares) ........................         777,255
Distribution fee (Class C shares) ........................          67,648
Investment management fee ................................         579,723
Transfer agent fees and expenses .........................         147,506
Registration fees ........................................          78,198
Professional fees ........................................          41,038
Shareholder reports and notices ..........................          39,895
Custodian fees ...........................................          30,183
Trustees' fees and expenses ..............................          11,968
Other ....................................................          10,240
                                                              ------------
  Total Expenses .........................................       1,795,731
                                                              ------------
  Net Investment Loss ....................................        (502,588)
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss on:
 Investments .............................................     (10,000,574)
 Futures contracts .......................................        (735,850)
                                                              ------------
  Net Loss ...............................................     (10,736,424)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
 Investments .............................................      (2,568,796)
 Futures contracts .......................................         343,054
                                                              ------------
  Net Depreciation .......................................      (2,225,742)
                                                              ------------
  Net Loss ...............................................     (12,962,166)
                                                              ------------
Net Decrease .............................................    $(13,464,754)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                  FOR THE YEAR         FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                               FEBRUARY 28, 2002     FEBRUARY 28, 2001
                                                                              -------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................      $    (502,588)       $    (577,357)
Net realized loss .........................................................        (10,736,424)          (3,890,473)
Net change in unrealized appreciation .....................................         (2,225,742)         (10,639,643)
                                                                                 -------------        -------------
  Net Decrease ............................................................        (13,464,754)         (15,107,473)
                                                                                 -------------        -------------

Net increase (decrease) from transactions in shares of beneficial interest         (11,749,433)           6,037,016
                                                                                 -------------        -------------
  Net Decrease ............................................................        (25,214,187)          (9,070,457)
Net Assets:
Beginning of period .......................................................        111,986,811          121,057,268
                                                                                 -------------        -------------
End of period .............................................................      $  86,772,624        $ 111,986,811
                                                                                 =============        =============

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002


1. Organization and Accounting Policies
Morgan Stanley S&P 500 Select Fund (the "Fund"), formerly Morgan Stanley Dean Witter S&P 500 Select Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a total return (before expenses) that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the S&P 500 Index. The Fund was organized as a Massachusetts business trust on June 8, 1998 and commenced operations on September 28, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 continued


B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 continued


investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $4,918,939 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 continued


approximately $424,810 and $1,412, respectively, and received approximately $10,960 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2002 aggregated $29,939,457 and $40,821,715, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                      FOR THE YEAR
                                                  ENDED                            ENDED
                                            FEBRUARY 28, 2002                FEBRUARY 28, 2001
                                    ---------------------------------  ------------------------------
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                    --------------- -----------------  --------------- --------------
CLASS A SHARES
Sold ..............................       128,481     $  1,409,221          241,053    $  3,071,236
Redeemed ..........................      (268,502)      (2,827,956)         (73,604)       (996,582)
                                       ----------     ------------       ----------    ------------
Net increase (decrease) - Class A .      (140,021)      (1,418,735)         167,449       2,074,654
                                       ----------     ------------       ----------    ------------
CLASS B SHARES
Sold ..............................     1,184,492       12,746,633        1,972,226      26,235,756
Redeemed ..........................    (2,625,958)     (27,622,207)      (2,027,325)    (26,725,092)
                                       ----------     ------------       ----------    ------------
Net decrease - Class B ............    (1,441,466)     (14,875,574)         (55,099)       (489,336)
                                       ----------     ------------       ----------    ------------
CLASS C SHARES
Sold ..............................       204,758        2,184,183          249,030       3,256,227
Redeemed ..........................      (274,665)      (2,983,565)        (276,303)     (3,673,596)
                                       ----------     ------------       ----------    ------------
Net decrease - Class C ............       (69,907)        (799,382)         (27,273)       (417,369)
                                       ----------     ------------       ----------    ------------
CLASS D SHARES
Sold ..............................       930,324        9,854,129          422,856       5,477,213
Redeemed ..........................      (423,827)      (4,509,871)         (45,853)       (608,146)
                                       ----------     ------------       ----------    ------------
Net increase - Class D ............       506,497        5,344,258          377,003       4,869,067
                                       ----------     ------------       ----------    ------------
Net increase (decrease) in Fund ...    (1,144,897)    $(11,749,433)         462,080    $  6,037,016
                                       ==========     ============       ==========    ============

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 continued


6. Federal Income Tax Status
At February 28, 2002, the Fund had a net capital loss carryover of approximately $15,307,000, to offset future capital gains to the extent provided by regulations which are available through February 28 of the following years:

       AMOUNT IN THOUSANDS
------------------------------------
   2008         2009         2010
----------   ----------   ----------
   $687        $1,111       $13,509

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $154,000 during fiscal 2002.

As of February 28, 2002, the Fund had temporary book/tax differences attributable to post-October losses, the mark-to-market of futures contracts and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $502,588.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 28, 2002, the Fund had outstanding futures contracts.

8. Subsequent Event - Merger
On January 24, 2002, the Trustees of the Fund and Morgan Stanley S&P 500 Index ("S&P 500 Index") approved a plan of reorganization whereby the Fund would be merged into S&P 500 Index. The plan of reorganization is subject to the consent of the Fund's shareholders. If approved, the assets of the Fund would be combined with the assets of S&P 500 Index and shareholders of the Fund would become shareholders of S&P 500 Index, receiving shares of the corresponding class of S&P 500 Index equal to the value of their holdings in the Fund.

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                        FOR THE PERIOD
                                                              FOR THE YEAR ENDED FEBRUARY 28,         SEPTEMBER 28, 1998*
                                                           ------------------------------------             THROUGH
                                                              2002          2001        2000**         FEBRUARY 28, 1999
                                                           ----------    ----------   ---------       -------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................     $11.61        $13.10       $11.79               $10.00
                                                             ------        ------       ------               ------
Income (loss) from investment operations:
 Net investment income .................................       0.01          0.03         0.01                 0.02
 Net realized and unrealized gain (loss) ...............      (1.38)        (1.52)        1.34                 1.81
                                                             ------        ------       ------               ------
Total income (loss) from investment operations .........      (1.37)        (1.49)        1.35                 1.83
                                                             ------        ------       ------               ------
Less dividends and distributions from:
 Net investment income .................................          -             -            -                (0.02)
 Net realized gains ....................................          -             -        (0.04)               (0.02)
                                                             ------        ------       ------               ------
Total dividends and distributions ......................          -             -        (0.04)               (0.04)
                                                             ------        ------       ------               ------
Net asset value, end of period .........................     $10.24        $11.61       $13.10               $11.79
                                                             ======        ======       ======               ======
Total Return+ ..........................................     (11.80)%      (11.37)%      11.50%               18.32%(1)
Ratios to Average Net Assets(4):
Expenses ...............................................       1.22 %        1.16 %       1.22%                1.23%(2)(3)
Net investment income ..................................       0.12 %        0.22 %       0.11%                0.38%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands ................     $3,957        $6,115       $4,703               $3,269
Portfolio turnover rate ................................         32 %          61 %         26%                   3%(1)

------------
 *    Commencement of operations.
**    For the year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.55% and 0.06%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                        FOR THE PERIOD
                                                              FOR THE YEAR ENDED FEBRUARY 28,         SEPTEMBER 28, 1998*
                                                         -----------------------------------------          THROUGH
                                                              2002         2001         2000**        FEBRUARY 28, 1999
                                                         -------------  ------------ -------------    -------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................     $11.42       $12.98        $11.76              $10.00
                                                             ------       ------        ------              ------
Income (loss) from investment operations:
 Net investment loss ...................................      (0.07)       (0.07)        (0.08)              (0.02)
 Net realized and unrealized gain (loss) ...............      (1.36)       (1.49)         1.34                1.80
                                                             ------       ------        ------              ------
Total income (loss) from investment operations .........      (1.43)       (1.56)         1.26                1.78
                                                             ------       ------        ------              ------
Less distributions from net realized gains .............          -            -         (0.04)              (0.02)#
                                                             ------       ------        ------              ------
Net asset value, end of period .........................     $ 9.99       $11.42        $12.98              $11.76
                                                             ======       ======        ======              ======
Total Return+ ..........................................     (12.52)%     (12.02)%       10.67 %             17.96 %(1)
Ratios to Average Net Assets(4):
Expenses ...............................................       1.97 %       1.92 %        1.97 %              1.98 %(2)(3)
Net investment loss ....................................      (0.63)%      (0.54)%       (0.64)%             (0.37)%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands ................    $66,726      $92,712      $106,070             $83,021
Portfolio turnover rate ................................         32 %         61 %          26 %                 3 %(1)

------------
 *    Commencement of operations.
**    For the year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 #    Includes $0.002 of dividends from net investment income.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR ENDED FEBRUARY 28,       SEPTEMBER 28, 1998*
                                                         -----------------------------------           THROUGH
                                                            2002         2001       2000**        FEBRUARY 28, 1999
                                                         -----------  ----------  ----------     -------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................   $11.43       $12.98      $11.77              $10.00
                                                           ------       ------      ------              ------
Income (loss) from investment operations:
 Net investment loss ...................................    (0.07)       (0.05)      (0.08)              (0.02)
 Net realized and unrealized gain (loss) ...............    (1.35)       (1.50)       1.33                1.81
                                                           ------       ------      ------              ------
Total income (loss) from investment operations .........    (1.42)       (1.55)       1.25                1.79
                                                           ------       ------      ------              ------
Less distributions from net realized gains .............        -            -       (0.04)              (0.02)#
                                                           ------       ------      ------              ------
Net asset value, end of period .........................   $10.01       $11.43      $12.98              $11.77
                                                           ======       ======      ======              ======
Total Return+ ..........................................   (12.50)%     (11.86)%     10.67 %             17.94 %(1)
Ratios to Average Net Assets(4):
Expenses ...............................................     1.97 %       1.80 %      1.97 %              1.98 %(2)(3)
Net investment loss ....................................    (0.63)%      (0.42)%     (0.64)%             (0.37)%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands ................   $6,068       $7,734      $9,131              $6,417
Portfolio turnover rate ................................       32 %         61 %        26 %                 3 %(1)

------------
 *    Commencement of operations.
**    For the year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 #    Includes $.000859 of dividends from net investment income.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                      FOR THE PERIOD
                                                              FOR THE YEAR ENDED FEBRUARY 28,      SEPTEMBER 28, 1998*
                                                           -------------------------------------         THROUGH
                                                              2002          2001        2000**      FEBRUARY 28, 1999
                                                           ----------    ----------   ----------   -------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................     $11.67        $13.14       $11.79           $10.00
                                                             ------        ------       ------           ------
Income (loss) from investment operations:
 Net investment income .................................       0.04          0.07         0.04             0.02
 Net realized and unrealized gain (loss) ...............      (1.39)        (1.54)        1.35             1.81
                                                             ------        ------       ------           ------
Total income (loss) from investment operations .........      (1.35)        (1.47)        1.39             1.83
                                                             ------        ------       ------           ------
Less dividends and distributions from:
 Net investment income .................................          -             -            -            (0.02)
 Net realized gains ....................................          -             -        (0.04)           (0.02)
                                                             ------        ------       ------           ------
Total dividends and distributions ......................          -             -        (0.04)           (0.04)
                                                             ------        ------       ------           ------
Net asset value, end of period .........................     $10.32        $11.67       $13.14           $11.79
                                                             ======        ======       ======           ======
Total Return+ ..........................................     (11.57)%      (11.19)%      11.84%           18.38%(1)
Ratios to Average Net Assets(4):
Expenses ...............................................       0.97 %        0.92 %       0.97%            0.98%(2)(3)
Net investment income ..................................       0.37 %        0.46 %       0.36%            0.63%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands ................    $10,022        $5,427       $1,153             $203
Portfolio turnover rate ................................         32 %          61 %         26%               3%(1)

------------
 *    Commencement of operations.
**    For the year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.30% and 0.31%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Select Fund
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley S&P 500 Select Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley S&P 500 Select Fund (the "Fund"), formerly Morgan Stanley Dean Witter S&P 500 Select Fund, including the portfolio of investments, as of February 28, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley S&P 500 Select Fund as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
April 12, 2002

Morgan Stanley S&P 500 Select Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:


                                                                                                                        NUMBER OF
                                                        TERM OF                                                        PORTFOLIOS
                                                      OFFICE AND                                                        IN  FUND
                                       POSITION(S)     LENGTH OF                                                         COMPLEX
       NAME, AGE AND ADDRESS OF         HELD WITH        TIME                                                           OVERSEEN
         INDEPENDENT TRUSTEE            REGISTRANT      SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------   -----------   --------------   ---------------------------------------------   ------------
Michael Bozic (61)                     Trustee       Trustee since    Retired; Director or Trustee of the Morgan           129
c/o Mayer, Brown, Rowe & Maw                         April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                   formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                         (December 1998-October 2000), Chairman and
New York, NY                                                          Chief Executive Officer of Levitz Furniture
                                                                      Corporation (November 1995-November 1998)
                                                                      and President and Chief Executive Officer of
                                                                      Hills Department Stores (May 1991-July 1995);
                                                                      formerly variously Chairman, Chief Executive
                                                                      Officer, President and Chief Operating Officer
                                                                      (1987-1991) of the Sears Merchandise Group
                                                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                     Trustee       Trustee since    Director or Trustee of the Morgan Stanley            129
c/o Summit Ventures LLC                              January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                    and Chairman, Senate Banking Committee
Salt Lake City, UT                                                    (1980-1986); formerly Mayor of Salt Lake City,
                                                                      Utah (1971-1974); formerly Astronaut, Space
                                                                      Shuttle Discovery (April 12-19, 1985); Vice
                                                                      Chairman, Huntsman Corporation (chemical
                                                                      company); member of the Utah Regional
                                                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                   Trustee       Trustee since    Retired; Director or Trustee of the Morgan           129
c/o Mayer, Brown, Rowe & Maw                         September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                   formerly associated with the Allstate
1675 Broadway                                                         Companies (1966-1994), most recently as
New York, NY                                                          Chairman of The Allstate Corporation
                                                                      (March 1993-December 1994) and Chairman
                                                                      and Chief Executive Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance Company
                                                                      (July 1989-December 1994).
       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley S&P 500 Select Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                                         NUMBER OF
                                                          TERM OF                                                       PORTFOLIOS
                                                        OFFICE AND                                                       IN FUND
                                        POSITION(S)     LENGTH OF                                                        COMPLEX
        NAME, AGE AND ADDRESS OF        HELD WITH          TIME                                                         OVERSEEN
          INDEPENDENT TRUSTEE           REGISTRANT        SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------  ----------     -------------   ----------------------------------------------  ------------
Dr. Manuel H. Johnson (53)              Trustee        Trustee since   Chairman of the Audit Committee and Director         129
c/o Johnson Smick International, Inc.                  July 1991       or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                          TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                       Smick International, Inc., a consulting firm;
                                                                       Co-Chairman and a founder of the Group of
                                                                       Seven Council (G7C), an international economic
                                                                       commission; formerly Vice Chairman of the
                                                                       Board of Governors of the Federal Reserve
                                                                       System and Assistant Secretary of the U.S.
                                                                       Treasury.

Michael E. Nugent (65)                  Trustee        Trustee since   Chairman of the Insurance Committee and              207
c/o Triumph Capital, L.P.                              July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                                        Funds and the TCW/DW Term Trusts; director/
New York, NY                                                           trustee of various investment companies
                                                                       managed by Morgan Stanley Investment
                                                                       Management Inc. and Morgan Stanley
                                                                       Investments LP (since July 2001); General
                                                                       Partner, Triumph Capital, L.P., a private
                                                                       investment partnership; formerly Vice
                                                                       President, Bankers Trust Company and BT
                                                                       Capital Corporation (1984-1988).

John L. Schroeder (71)                  Trustee        Trustee since   Retired; Chairman of the Derivatives Committee       129
c/o Mayer, Brown, Rowe & Maw                           April 1994      and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees                                    Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                                                          Executive Vice President and Chief Investment
New York, NY                                                           Officer of the Home Insurance Company
                                                                       (August 1991-September 1995).
        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw            (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley S&P 500 Select Fund
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:


                                                                                                                          NUMBER OF
                                                         TERM OF                                                         PORTFOLIOS
                                                        OFFICE AND                                                         IN FUND
                                    POSITION(S)         LENGTH OF                                                          COMPLEX
   NAME, AGE AND ADDRESS OF          HELD WITH             TIME                                                           OVERSEEN
      INTERESTED TRUSTEE            REGISTRANT           SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------ ---------------------  -------------    -----------------------------------------------  ------------
Charles A. Fiumefreddo (68)    Chairman, Director or  Trustee since    Chairman, Director or Trustee and Chief               129
c/o Morgan Stanley Trust       Trustee and Chief      July 1991        Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   Executive Officer                       and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and Director
Jersey City, NJ                                                        of the Investment Manager, the Distributor and
                                                                       Morgan Stanley Services, Executive Vice
                                                                       President and Director of Morgan Stanley DW,
                                                                       Chairman and Director of the Transfer Agent,
                                                                       and Director and/or officer of various Morgan
                                                                       Stanley subsidiaries (until June 1998).

James F. Higgins (54)          Trustee                Trustee since    Senior Advisor of Morgan Stanley (since               129
c/o Morgan Stanley Trust                              June 2000        August 2000); Director of the Distributor and
Harborside Financial Center,                                           Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                             the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                        Term Trusts (since June 2000); previously
                                                                       President and Chief Operating Officer of the
                                                                       Private Client Group of Morgan Stanley
                                                                       (May 1999-August 2000), President and Chief
                                                                       Operating Officer of Individual Securities of
                                                                       Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Trustee                Trustee since    Director or Trustee of the Morgan Stanley             129
1585 Broadway                                         April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief Executive
                                                                       Officer of Morgan Stanley and Morgan Stanley
                                                                       DW; Director of the Distributor; Chairman of the
                                                                       Board of Directors and Chief Executive Officer
                                                                       of Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley subsidiaries.
   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley S&P 500 Select Fund
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                  TERM OF
                                                 OFFICE AND
                               POSITION(S)        LENGTH OF
 NAME, AGE AND ADDRESS OF       HELD WITH           TIME
    EXECUTIVE OFFICER           REGISTRANT         SERVED*                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   --------------  -----------------  ------------------------------------------------------------------
Mitchell M. Merin (48)        President        President since   President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                    May 1999          Management (since December 1998); President, Director (since April
New York, NY                                                     1997) and Chief Executive Officer (since June 1998) of the
                                                                 Investment Manager and Morgan Stanley Services; Chairman, Chief
                                                                 Executive Officer and Director of the Distributor (since June
                                                                 1998); Chairman and Chief Executive Officer (since June 1998) and
                                                                 Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Morgan
                                                                 Stanley Funds and TCW/DW Term Trusts (since May 1999); Trustee of various Van Kampen investment companies (since December 1999);
                                                                 previously  Chief Strategic Officer of the Investment Manager and
                                                                 Morgan Stanley Services and Executive Vice President of the
                                                                 Distributor (April 1997-June 1998), Vice President of the Morgan
                                                                 Stanley Funds (May 1997-April 1999), and Executive Vice President
                                                                 of Morgan Stanley.

Barry Fink (47)               Vice President,  Vice President,   General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   Secretary and    Secretary         December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                  General Counsel  and General       Director (since December 2000), and Secretary and General Counsel
                                               Counsel since     (since February 1997) and Director (since July 1998) of the
                                               February 1997     Investment Manager and Morgan Stanley Services; Assistant
                                                                 Secretary of Morgan Stanley DW; Vice President, Secretary and
                                                                 General Counsel of the Morgan Stanley Funds and TCW/DW Term
                                                                 Trusts (since February 1997); Vice President and Secretary of the
                                                                 Distributor; previously, Senior Vice President, Assistant
                                                                 Secretary and Assistant General Counsel of the Investment Manager
                                                                 and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer        Treasurer since   First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                       April 1989        Manager, the Distributor and Morgan Stanley Services; Treasurer
Harborside Financial Center,                                     of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Guy G. Rutherford, Jr. (62)   Vice President   Since Inception   Managing Director and Portfolio Manager of the Investment Manager
1221 Avenue of the Americas                    of the Fund       for over 5 years.
New York, NY

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          36037RPT

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[GRAPHIC OMITTED]

Morgan Stanley
S&P 500 Select Fund






ANNUAL REPORT
FEBRUARY 28, 2002
--------------------------------------------------------------------------------